INTANGIBLE ASSETS - NET (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Beginning Balance, COST	$ 12,680,746	$ 3,306,848	$ 3,306,848	$ 2,141,953
Acquired backlog from acquisitions			148,408
Purchase of other intangible assets			75,490	8,895
Intangible Assets, Acquired Business			9,150,000	1,156,000
Ending Balance, COST	12,687,394		12,680,746	3,306,848
Beginning Balance, ACCUMULATED AMORTIZATION	4,302,909	1,772,068	1,772,068	1,056,968
Amortization expense	1,066,745	218,934	2,530,841	715,100
Ending Balance, ACCUMULATED AMORTIZATION	(5,371,495)		4,302,909	1,772,068
Net book value	7,315,899		8,377,837	1,534,780
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance, COST	11,164,988	2,939,988	2,939,988	2,035,988
Acquired backlog from acquisitions			0
Purchase of other intangible assets			0	0
Intangible Assets, Acquired Business			8,225,000	904,000
Ending Balance, COST	11,164,988		$ 11,164,988	$ 2,939,988
Useful lives			3 years	3 years
Beginning Balance, ACCUMULATED AMORTIZATION	3,754,244	1,626,776	$ 1,626,776	$ 979,731
Amortization expense			2,127,468	647,045
Ending Balance, ACCUMULATED AMORTIZATION			3,754,244	1,626,776
Net book value			7,410,744	1,313,212
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance, COST	1,206,272	281,272	281,272	29,272
Acquired backlog from acquisitions			0
Purchase of other intangible assets			0	0
Intangible Assets, Acquired Business			925,000	252,000
Ending Balance, COST	1,206,272		$ 1,206,272	$ 281,272
Useful lives			3 years	3 years
Beginning Balance, ACCUMULATED AMORTIZATION	313,647	65,723	$ 65,723	$ 6,966
Amortization expense			247,924	58,757
Ending Balance, ACCUMULATED AMORTIZATION			313,647	65,723
Net book value			892,625	215,549
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance, COST	309,486	85,588	85,588	76,693
Acquired backlog from acquisitions			148,408
Purchase of other intangible assets			75,490	8,895
Intangible Assets, Acquired Business			0	0
Ending Balance, COST	316,134		$ 309,486	$ 85,588
Useful lives			3 years	3 years
Beginning Balance, ACCUMULATED AMORTIZATION	$ 235,018	$ 79,569	$ 79,569	$ 70,271
Amortization expense			155,449	9,298
Ending Balance, ACCUMULATED AMORTIZATION			235,018	79,569
Net book value			$ 74,468	$ 6,019